Annual Total Returns (Vanguard Massachusetts Tax-Exempt Fund - Investor Shares Retail) (Vanguard Massachusetts Tax-Exempt Fund, Vanguard Massachusetts Tax-Exempt Fund - Investor Shares)	12 Months Ended
Nov. 30, 2013
Vanguard Massachusetts Tax-Exempt Fund | Vanguard Massachusetts Tax-Exempt Fund - Investor Shares
Annual Total Return
2013	(3.32%)
2012	6.46%
2011	10.41%
2010	1.16%
2009	10.90%
2008	(1.27%)
2007	2.84%
2006	4.91%
2005	3.23%
2004	4.05%